SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of property and equipment - Credited to trade payables	Rp 4,662	Rp 5,723	Rp 5,175
Acquisition of property and equipment - Borrowing cost capitalization	79	52	160
Addition of right-of-use assets - Credited to lease liabilities (Note 13)	10,006	4,234	4,308
Acquisition of intangible assets: Credited to trade payables	Rp 258	Rp 501	Rp 341